Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Account Receivable, Net
	December 31, 2013	December 31, 2012
Accounts receivable	$ 8,441	$ 5,103
Less: Provision for doubtful accounts	-	-
Accounts receivable, net	$ 8,441	$ 5,103